Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 306,651.29
Total Fee Amount	42.35
Total Offset Amount	0.00
Net Fee	$ 42.35
Offering Table N/A
Offset Table N/A	N/A